Post-retirement and other defined benefit schemes - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Scheme assets
Cash and cash equivalents	$ 526	$ 259
Other	364	359
Scheme deficit
Total fair value of scheme assets	10,564	10,668
Total value of scheme obligations	(13,018)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(2,454)
Company's own assets included in scheme assets		0
Quoted
Scheme assets
Cash and cash equivalents	261	95
Other	1	(1)
Scheme deficit
Total fair value of scheme assets	4,150	3,521
Unquoted
Scheme assets
Cash and cash equivalents	265	164
Other	363	360
Scheme deficit
Total fair value of scheme assets	6,414	7,147
Scheme obligations
Scheme deficit
Total value of scheme obligations	(13,018)	(13,870)	$ (12,412)
Active membership
Scheme deficit
Total value of scheme obligations	(2,062)
Deferred membership
Scheme deficit
Total value of scheme obligations	(3,585)
Pensioners
Scheme deficit
Total value of scheme obligations	(7,371)
Government bonds
Scheme assets
Debt	2,878	2,302
Government bonds | Quoted
Scheme assets
Debt	2,878	2,302
Corporate bonds
Scheme assets
Debt	893	908
Corporate bonds | Quoted
Scheme assets
Debt	893	908
Derivatives
Scheme assets
Derivatives:	22	164
Derivatives | Quoted
Scheme assets
Derivatives:	1	1
Derivatives | Unquoted
Scheme assets
Derivatives:	21	163
Investment funds: Listed Equities
Scheme assets
Investment funds:	1,622	2,150
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	55	165
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,567	1,985
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	2,997	3,215
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	8	12
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,989	3,203
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	1,262	1,311
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	53	39
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	1,209	1,272
Pension schemes
Scheme deficit
Total fair value of scheme assets		10,668
Total value of scheme obligations	(13,018)	(13,870)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position		(3,202)
Pension schemes | Active membership
Scheme deficit
Total value of scheme obligations		(2,118)
Pension schemes | Deferred membership
Scheme deficit
Total value of scheme obligations		(3,961)
Pension schemes | Pensioners
Scheme deficit
Total value of scheme obligations		(7,791)
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	7,333	7,179
Total value of scheme obligations	(7,941)	(8,425)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(608)	(1,246)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	34	64
Scheme deficit
Total fair value of scheme assets	2,534	1,993
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	261	153
Scheme deficit
Total fair value of scheme assets	4,799	5,186
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,941)	(8,425)	(7,580)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(532)	(598)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,709)	(1,887)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(5,700)	(5,940)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	2,500	1,929
Pension schemes | UK defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	(237)	(170)
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,427	1,771
Pension schemes | UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,342	2,463
Pension schemes | UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	1,006	969
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	584	581
Total value of scheme obligations	(1,300)	(1,319)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(716)	(738)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Other	1	(1)
Scheme deficit
Total fair value of scheme assets	207	205
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	2	4
Other	358	355
Scheme deficit
Total fair value of scheme assets	377	376
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,300)	(1,319)	(1,080)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(523)	(468)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(465)	(504)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(312)	(347)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	75	52
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	16	30
Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	(1)	1
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	55	72
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	6	5
Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	8	12
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	53	39
Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	11	12
US | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,413	1,570
Total value of scheme obligations	(1,404)	(1,601)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	9	(31)
US | Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	227	31
Scheme deficit
Total fair value of scheme assets	1,409	1,323
US | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Other	5	5
Scheme deficit
Total fair value of scheme assets	4	247
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,404)	(1,601)	(1,592)
US | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(81)	(99)
US | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(693)	(787)
US | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(630)	(715)
US | Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	303	321
US | Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	877	878
US | Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	2
US | Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	(1)
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:		93
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:		90
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:		72
US | Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:		80
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	1,234	1,338
Total value of scheme obligations	(2,373)	(2,525)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,139)	(1,187)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	2	7
Scheme deficit
Total fair value of scheme assets	1,234	1,338
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(2,373)	(2,525)	$ (2,160)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(926)	(953)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(718)	(783)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(729)	(789)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	259	333
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	134	119
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	647	668
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	$ 192	$ 211